Kunzman & Bollinger, Inc.
ATTORNEYS-AT-LAW
5100 N. BROOKLINE, SUITE 600
OKLAHOMA CITY, OKLAHOMA 73112

Telephone (405) 942-3501
Fax (405) 942-3527
March 27, 2007
ELECTRONIC FILING
Mr. H. Roger Schwall
United States Securities and
    Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Atlas Resources Public #16-2007 Program (the “Program”)
Post-Effective Amendment No. 1 to Registration Statement on Form S-1
SEC File No. 333-138068

Dear Mr. Schwall:
     Pursuant to the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, enclosed for filing on behalf of the above-referenced Program is Post-Effective Amendment No. 1 with exhibits thereto to the Registration Statement on Form S-1.
     The Post-Effective Amendment No. 1 is submitted to update or clarify the following:
•	the reserve information set forth in the “Estimated Future Net Cash Flows from Proved Reserves” column of “Prior Activities — Table 3 Investor Operating Results — Including Expenses” was updated from January 1, 2006 to December 31, 2006;

•	the information set forth in the “Present Value of Estimated Future Net Cash Flows from Proved Reserves Discounted at 10%” column of “Prior Activities — Table 3 Investor Operating Results — Including Expenses” was updated from January 1, 2006 to December 31, 2006;

•	the second and third paragraphs under “Management — Managing General Partner and Operator” were revised to clarify the number of Class B limited liability company interests sold and the amount of the net proceeds of the offering after exercise of the over-allotment provision and to clarify the indemnification provision between Atlas America and Atlas Energy Resources, LLC related to environmental liabilities;

•	a new consent of the Independent Registered Public Accounting Firm was obtained, and

•	a new consent of Wright & Company, Inc., the independent petroleum consultant, which is referred to in “Prior Activities — Table 3 Investor Operating Results — Including Expenses,” was obtained.
     Please direct any questions or comments with respect to this filing to the undersigned or Mr. Gerald A. Bollinger at (405) 942-3501.

Very truly yours, KUNZMAN & BOLLINGER, INC.
/s/ Wallace W. Kunzman, Jr.
Wallace W. Kunzman, Jr.

cc:	Mr. Jack Hollander Mr. Justin Atkinson